Schedule of trade and other receivables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
- Non-related parties	$ 454,398	$ 461,497
Trade receivables	454,398	461,497	$ 461,497
- Advance payment to suppliers	329,597	329,597
- Amount due from a director
- Deposits	169,737	46,035
- Goods and services tax recoverable		184
- Prepayments	32,219	195,209
Non-trade receivables	531,553	571,025
Trade and other receivables	$ 985,951	$ 1,032,522